WARRANT DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
WARRANT DERIVATIVE LIABILITY

10. WARRANT DERIVATIVE LIABILITY

In July and August 2020, in connection with a private placement, the Company issued 10,710 warrants with an exercise price of CAD$86.75 ($66.50) per warrant with an expiry date of twenty-four months from the time the Company completes a bone-fide public offering of common shares under a prospectus or registration statement filed with the securities regulatory authorities in Canada or the United States (the “Liquidity Event”). As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. On July 29, 2022, the Company amended the exercise price of 3,461 of the warrants to $66.50. As a result, the derivative liability associated with these warrants at the time of $136,047 was derecognized and recorded to equity. The fair value at the time of derecognition was based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock - $71.25, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 2.92% and an expected remaining life – 2.01 years. As at April 30, 2023, the fair value of the remaining 7,248 warrants which were not repriced (and therefore continue to be recognized as derivative financial instruments) was determined to be $122 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$8.75, expected dividend yield – 0%, expected volatility – 74%, risk-free interest rate – 3.72% and an expected remaining life – 1.26 years (2022 - $30,469 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$37.25, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years).

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

In August and September 2020, in connection with a private placement, the Company issued 15,290 warrants with an exercise price of CAD$260.50 ($195) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. As at April 30, 2023, the fair value of the warrants was determined to be $3 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – CAD$8.75, expected dividend yield – 0%, expected volatility – 74%, risk-free interest rate – 3.72% and an expected remaining life – 1.26 years. (2022 - $8,655 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$37.25, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years).

In August 2022, in connection with the units issued as part of the Company’s IPO, the Company issued 149,142 warrants with an exercise price of $104 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. On November 3, 2022 ,the exercise price of these warrants was reset from $104 to $52 the other terms of the IPO warrants remained unchanged (Note 9(b)).

As at April 30, 2023, the fair value of the warrants was determined to be $152,713 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 74%, risk-free interest rate – 3.04% and an expected remaining life – 4.27 years. (2022 – $1,097,323 based on the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $27.25, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.43% and an expected remaining life – 4.76 years).

Also in connection with the IPO, on November 3, 2022, the Company issued to an aggregate amount of 266,420 additional warrants to purchase 266,420 shares of common stock (Note 9(b)). The Additional Warrants expire November 3, 2027 and are exercisable at a price of $2.08. These warrants also contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. . If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the warrants was determined to be $2,736,592 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $24.50, expected dividend yield – 0%, expected volatility – 68%, risk-free interest rate – 3.67% and an expected remaining life – 5 years. As at April 30, 2023, the fair value of the warrants was determined to be $291,303 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 73%, risk-free interest rate – 3.04% and an expected remaining life – 4.52 years.

In August 2022, in connection with the units issued as part of its December Senior Secured Promissory Notes, the Company issued 14,423 warrants with an exercise price of $104 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the warrants was determined to be $488,147 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $70.25, expected dividend yield – 0%, expected volatility – 66%, risk-free interest rate – 2.79% and an expected remaining life – 5 years. As at April 30, 2023, the fair value of the warrants was determined to be $36,917 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 74%, risk-free interest rate – 3.04% and an expected remaining life – 4.27 years. (2022 – $106,119 based on the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $27.25, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.43% and an expected remaining life – 4.76 years).

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

During December 2022, in connection with the units issued as part of the private placement (Note 9), the Company issued 118,667 unit warrants with an exercise price of $15 with an expiry date of 5.5 years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the warrants was determined to be $806,581 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $10.25, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.07% and an expected remaining life – 5.5 years. As at April 30, 2023, the fair value of the warrants was determined to be $333,875 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 71%, risk-free interest rate – 3.04% and an expected remaining life – 5.11 years.

Also in connection with the private placement (Note 9), the Company issued 78,000 pre-funded warrants with an exercise price of $0.025 with no expiry date and another 78,000 unit warrants with an exercise price of $15 and with an expiry date of 5.5 years from the date of issuance for total proceeds of $1,168,051. These warrants also contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the prefunded warrants and unit warrants was $747,917 and $420,134 respectively, the fair value of the pre-funded warrants was determined with reference to the fair value of the Company’s common shares and the fair value of the unit warrants was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $12.13, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.07% and an expected remaining life – 5.5 years. As at April 30, 2023 the fair value of the unit warrants was $219,458 respectively and was estimated using the Black-Scholes Options Pricing Model based on the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 71%, risk-free interest rate – 3.04% and an expected remaining life – 5.11 years.

During January 2023, 49,867 pre-funded warrants were exercised (Note 9) and a fair value loss of $39,565 was recognized from the fair valuation of these pre-funded warrants on the dates of exercise and their total fair value was $517,720.

A further 16,800 pre- funded warrants were exercised during April 2023 (Note 9) and a fair value gain of $53,340 was recognized from the fair valuation of these pre-funded warrants on the dates of exercise and their total fair value was $118,440.

As at April 30, 2023 the fair value of the remaining pre-funded warrants was determined to be $73,384 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $6.50, expected dividend yield – 0%, expected volatility – 71%, risk-free interest rate – 3.04% and an expected remaining life – 5.11 years.

From the total transaction costs of $623,776 that were incurred relating to the Private placement (Note 9), $417,794 was allocated to the derivative liability.

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

The following is a continuity of the Company’s warrant derivative liability:

Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580
Issued during the period	1,974,626
Change in fair value of derivative	(1,473,271)
Derecognition of warrant derivative	(636,160)
Balance, April 30, 2023	$1,107,775

13. DERIVATIVE WARRANT LIABILITY

In July and August 2020, in connection with a private placement, the Company issued 267,745 warrants with an exercise price of CAD$3.47 ($2.66) per warrant with an expiry date of twenty-four months from the time the Company completes a bone-fide public offering of common shares under a prospectus or registration statement filed with the securities regulatory authorities in Canada or the United States (the “Liquidity Event”). As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. On July 29, 2022, the Company amended the exercise price of 86,537 of the warrants to $2.66. As a result, the derivative liability associated with these warrants at the time of $136,047 was derecognized and recorded to equity. The fair value at the time of derecognition was based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock - $2.85, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 2.92% and an expected remaining life – 2.01 years. As at October 31, 2022, the fair value of the remaining 181,208 warrants which were not repriced (and therefore continue to be recognized as derivative financial instruments) was determined to be $30,469 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$1.49, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years (2022 - $818,871 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$5.64, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 1.11% and an expected remaining life – 1.66 years).

In August and September 2020, in connection with a private placement, the Company issued 382,246 warrants with an exercise price of CAD$10.42 ($7.80) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. As at October 31, 2022, the fair value of the warrants was determined to be $8,655 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – CAD$1.49, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years. (2021 - $764,106 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$5.64, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 1.11% and an expected remaining life – 1.66 years).

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

13.	DERIVATIVE WARRANT LIABILITY (continued)

In August 2022, in connection with the units issued as part of the Company’s IPO, the Company issued 3,728,549 warrants with an exercise price of $4.16 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. As at October 31, 2022, the fair value of the warrants was determined to be $1,097,323 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $1.09, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.43% and an expected remaining life – 4.76 years.

In August 2022, in connection with the units issued as part of its December Senior Secured Promissory Notes, the Company issued 360,577 warrants with an exercise price of $4.16 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the warrants was determined to be $488,147 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $2.81, expected dividend yield – 0%, expected volatility – 66%, rick-free interest rate – 2.79% and an expected remaining life – 5 years. As at October 31, 2022, the fair value of the warrants was determined to be $106,119 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $1.09, expected dividend yield – 0%, expected volatility – 67%, rick-free interest rate – 3.43% and an expected remaining life – 4.76 years.

The following is a continuity of the Company’s derivative warrant liability:

Balance, January 31, 2020	$-
Issued during the period	953,850
Change in fair value of derivative	536,209
Balance, January 31, 2021	$1,490,059
Change in fair value of derivative	92,918
Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021